Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

18	Subsequent events

The Company has assessed all subsequent events through the date that the consolidated financial statements were issued, there are no further material subsequent events   that require disclosure in these consolidated financial statements other than as follows:

(a)	On July 21, 2025, the Company appointed Dr. Ronald A. Sherman as Medical and Scientific Director of the Company with effect from September 15, 2025, and signed an agreement with Dr. Sherman for licensing his 2004 U.S. Food and Drug Administration (FDA) clearance to market Lucilia sericata Medical Maggots.

(b)	On September 9, 2025, the Company has secured exclusive licensing rights to Southeast Asia’s first medical waste recycling technology developed under the oversight of the United Nations Industrial Development Organization (UNIDO) and the Global Environment Facility (GEF), the major alliance supporting developing countries in achieving global environmental benefits. The license, signed by the Company with China-based Zhejiang Heliang Technology Co., Ltd., covers Singapore and an option to expand into ten additional Southeast Asian countries.

(c)	On November 18, 2025, the Company has signed a joint venture company agreement with Singapore-based Aiodine Laboratory Pte Ltd. (“Aiodine”) to develop, test and market that company’s novel iodine-based disinfectant solution as a treatment for chronic and acute wounds, and in other common antiseptic applications.